NON-CONTROLLING INTERESTS (Details - GP REU distributions and summary) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Non-controlling interests [member]
Disclosure of dividends [line items]
Distributions, Dollar	$ 300	$ 278
Disclosure of summary financial information [line items]
Revenues	2,982	2,625	$ 2,452
Net (loss) income	403	51	40
Comprehensive income	3,667	1,401	$ 1,369
Net (loss) income attributable to:
Property, plant and equipment, at fair value	29,025	27,096
Total assets	34,103	30,904
Total borrowings	10,718	11,766
Total liabilities	16,897	16,622
Carrying value of:
Non controlling Interests	$ 12,015	$ 9,815
Non-controlling interests [member] | BRELP
Disclosure of dividends [line items]
Distributions, per share	$ 0.4225
Incentive Distribution, Percent	25.00%
Non-controlling interests [member] | LP Units
Carrying value of:
Common units outstanding	180,200,000	173,500,000	156,400,000
Weighted average number of units	178,800,000	180,400,000
Non-controlling interests [member] | LP Units | BRELP
Disclosure of dividends [line items]
Distributions, per share	$ 0.375
Incentive Distribution, Percent	15.00%
Non-controlling interests [member] | GP interests
Disclosure of dividends [line items]
Distributions, Dollar	$ 45	$ 35
Net (loss) income attributable to:
Non-controlling interests	1	(1)	$ 0
Carrying value of:
Non controlling Interests	$ 66	$ 58
Common units outstanding	2,651,506	2,651,506	2,700,000
Weighted average number of units	2,700,000	2,700,000
Non-controlling interests [member] | Redeemable/Exchangeable partnership units
Net (loss) income attributable to:
Non-controlling interests	$ 17	$ (23)	$ (29)
Carrying value of:
Non controlling Interests	$ 3,252	$ 2,843
Common units outstanding	129,658,623	129,658,623	129,700,000
Weighted average number of units	129,700,000	129,700,000
General partnership interest in a holding subsidiary held by Brookfield
Disclosure of summary financial information [line items]
Net (loss) income	$ 1	$ (1)	$ 0
Net (loss) income attributable to:
Non-controlling interests	1	(1)	0
Carrying value of:
Non controlling Interests	$ 66	58
General partnership interest in a holding subsidiary held by Brookfield | BRELP
Disclosure of dividends [line items]
Owership percentage	1.00%
General partnership interest in a holding subsidiary held by Brookfield | GP interests
Disclosure of dividends [line items]
Distributions, Dollar	$ 5	5
Incentive Distribution | GP interests
Disclosure of dividends [line items]
Distributions, Dollar	40	30
Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield
Disclosure of summary financial information [line items]
Net (loss) income	17	(23)	(29)
Net (loss) income attributable to:
Non-controlling interests	17	(23)	$ (29)
Carrying value of:
Non controlling Interests	3,252	2,843
Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield | Redeemable/Exchangeable partnership units
Disclosure of dividends [line items]
Distributions, Dollar	$ 255	$ 243